APPENDIX I - RECONCILIATION OF STOCKHOLDERS' EQUITY AND NET INCOME - BRGAAP vs IFRS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Shareholders Equity And Net Income Brgaap Vs Ifrs [Abstract]
Stockholders' equity attributed under to the Parent Brazilian GAAP	R$ 78,968,183	R$ 69,773,232	R$ 65,233,743
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(882)	8,767	8,344
Reclassification of fair value through other comprehensive income	(522,107)	73,431	72,980
Impairment of financial assets measured at amortized cost	(635,194)	(23,589)	(1,483,043)
Remensurations, Debt instruments, due to reclassifications IFRS 9	907	0	26,274
Category transfers - IFRS 9	357,972	(206,984)	(619)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	1,324,853	1,197,325	851,629
Reversal of goodwill amortization	27,527,699	26,933,892	26,764,529
Realization on purchase price adjustments	615,953	477,366	631,120
Recognition of fair value in the partial sale in subsidiaries		112,052	112,052
Option for Acquisition of Equity Instrument	(1,744,336)	(1,816,799)	(1,323,994)
Goodwill acquisition Santander Services (Santusa)	(209,285)	(239,182)	(269,158)
Tax Credit with realization over 10 years		184,005	322,539
Others	93,224	177,064	119,074
Stockholders' equity attributed to the parent under IFRS	105,776,987	96,650,580	91,065,470
Non-controlling interest under IFRS	312,885	558,581	529,990
Stockholders' equity (including non-controlling interest) under IFRS	106,089,872	97,209,161	91,595,460
Net income attributed to the Parent under Brazilian GAAP	13,469,380	14,180,987	12,166,145
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(27,428)	422	(11,974)
Reclassification of fair value through other comprehensive income	68,960	451	28,419
Impairment of financial assets measured at amortized cost	(498,778)	1,872,553	140,557
Remensurations, Debt instruments, due to reclassifications IFRS 9	907	(16,659)	(5,360)
Category transfers - IAS 39		0	0
Category transfers - IFRS 9	(78,057)	6,437	(16,195)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	185,478	346,298	187,425
Reversal of goodwill amortization	145,903	175,257	171,677
Realization on purchase price adjustments	(5,348)	(153,752)	(71,316)
Option to Acquire Own Equity Instrument	318,929	0	(143,194)
Goodwill acquisition Santander Services (Santusa)	29,898	29,898	29,820
Tax credit with realization over 10 years	(184,005)	(75,995)	260,000
Others	(7,311)	41,035	(153,527)
Net income attributed to the parent under IFRS	13,418,529	16,406,932	12,582,477
Non-controlling interest under IFRS	32,224	224,518	217,441
Net income (including non-controlling interest) under IFRS	R$ 13,450,752	R$ 16,631,450	R$ 12,799,918